Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	$ 2,875
Cash Payments or Other	(2,655)
(Income) Expense)	685
Balance at the end of the period	905
ARS/AMS
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	228
Cash Payments or Other	(147)
(Income) Expense)	(2)
Balance at the end of the period	79
Certified Systems, Inc. and other
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	2,100
Cash Payments or Other	(2,041)
Balance at the end of the period	59
InStar
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	279
Cash Payments or Other	24
(Income) Expense)	49
Balance at the end of the period	352
TruGreen LandCare
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	268
Cash Payments or Other	(491)
(Income) Expense)	638
Balance at the end of the period	$ 415